FORM 13F

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                              Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended:  June 30, 2011

                          Check here if Amendment [ ]:

                       This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:


                   Name:  Atlantic Investment Management, Inc.
                   --------------------------------------------

                       Address:  666 Fifth Avenue, 34th Floor
                                 New York, New York  10103
                       ---------------------------------------


                        Form 13F File Number: 028-06437
                        --------------------------------

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Alexander J. Roepers

Title:    President

Phone:    212-484-5050


Signature, Place, and Date of Signing

/s/ Alexander J. Roepers         New York, NY                 August 15, 2011
-------------------------       --------------               -----------------
[Signature]                    [City, State]               [Date]


Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F Summary Page

                                 Report Summary



Number of Other Included Managers:                None
                                                  ----

Form 13F Information Table Entry Total:            16
                                                   --

Form 13F Information Table Value Total:       $1,006,855 (thousands)
                                              ----------------------

List of Other Included Managers:                 None
                                                 ----

                           FORM 13F INFORMATION TABLE

                      Atlantic Investment Management, Inc.
                                    FORM 13F
                                 June 30, 2011


                            TITLE OF                VALUE     SHARES/    SH/  PUT/  INVSTMT   OTHER              VOTING AUTH
NAME OF ISSUER                CLASS      CUSIP     (x1000)    PRN AMT    PRN  CALL  DSCRETN   MNGRS     SOLE        SHRD      NONE
ASHLAND INC NEW               COM        044209104   142,164   2,200,000   SH         Sole              2,200,000
AVNET INC                     COM        053807103    16,259     510,000   SH         Sole                510,000
CIRCOR INTL INC               COM        17273K109     7,495     175,000   SH         Sole                175,000
CROWN HOLDINGS INC            COM        228368106    26,398     680,000   SH         Sole                680,000
ENERGIZER HLDGS INC           COM        29266R108   117,223   1,620,000   SH         Sole              1,620,000
JARDEN CORP                   COM        471109108    12,769     370,000   SH         Sole                370,000
MATTEL INC                    COM        577081102    19,243     700,000   SH         Sole                700,000
NALCO HOLDING COMPANY         COM        62985Q101   139,050   5,000,000   SH         Sole              5,000,000
NEWELL RUBBERMAID INC         COM        651229106    15,780   1,000,000   SH         Sole              1,000,000
OSHKOSH CORP                  COM        688239201   121,548   4,200,000   SH         Sole              4,200,000
OWENS ILL INC                 COM NEW    690768403   163,894   6,350,000   SH         Sole              6,350,000
RAYTHEON CO                   COM NEW    755111507   149,550   3,000,000   SH         Sole              3,000,000
STANLEY BLACK & DECKER INC    COM        854502101    25,218     350,000   SH         Sole                350,000
TE CONNECTIVITY LTD           REG SHS    H84989104    13,417     365,000   SH         Sole                365,000
TIMKEN CO                     COM        887389104    22,680     450,000   SH         Sole                450,000
TRW AUTOMOTIVE HLDGS CORP     COM        87264S106    14,167     240,000   SH         Sole                240,000




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